Business Acquisition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Business Acquisition [Abstract]
Schedule of Purchase Price to the Assets Acquired

The following table summarizes the preliminary allocation of the purchase price to the assets acquired as of the acquisition date. These values are provisional and subject to adjustment during the measurement period (up to one year from the acquisition date) as additional information becomes available:

Closing Cash Consideration	$1,850,000
Closing Equity Consideration	92,500
Total Consideration	1,942,500

Inventory	40,000
Buildings	487,819
Land	148,500
Furniture, Fixtures & Equipment	200,000
Customer Lists	100,000
Goodwill	966,181
Total Consideration	$1,942,500
Due to the timing of the acquisition, the Company’s purchase accounting related to the valuation of the inventory, fixed assets, intangible assets, goodwill and liabilities assumed is not yet complete and subject to revision.
Consideration:
Cash paid prior to the time of closing	$1,390,000
Consideration paid in Common Stock	400,000
Acquisition costs included in general and administrative	39,535

Recognized amounts of identifiable assets acquired
Inventory	74,405
Building	445,786
Land	144,214
Furniture, fixtures & equipment	64,058
Trademark (5-year life)	264,500
Non-compete agreement (2-year life)	44,000
Client list (5-year life)	220,000
Total identifiable net assets assumed	1,256,963
Goodwill	533,037
Total	$1,790,000

Schedule of Unaudited Pro Forma Consolidated Results of Revenue and Net loss

The unaudited pro forma consolidated results of revenue and net loss, assuming the acquisitions had occurred on January 1, 2023, is as follows:

Year Ended
December 31, 2023
Revenue	$18,438,565
Net loss	$(14,840,964)